Borrowings and financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
Non-current financial liabilities	€ 3,247	€ 4,367	€ 5,518
Current financial liabilities	5,023	10,213	12,036
Repayable advances
Borrowings and financial liabilities
Non-current financial liabilities	686	664	906
Current financial liabilities	196	418	377
Non-convertible bonds
Borrowings and financial liabilities
Non-current financial liabilities	454	1,721	2,740
Current financial liabilities	1,259	1,017	1,524
Convertible bonds
Borrowings and financial liabilities
Non-current financial liabilities	1,971	1,792	1,647
Current financial liabilities	2,207	6,462	6,627
Non-current lease obligations
Borrowings and financial liabilities
Non-current financial liabilities	136	190	225
Non-current derivative liabilities
Borrowings and financial liabilities
Non-current financial liabilities			536
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables
Borrowings and financial liabilities
Current financial liabilities	1,213	2,035	3,287
Payables on current rental obligations
Borrowings and financial liabilities
Current financial liabilities	54	280	221
Accrued interest payable [Member]
Borrowings and financial liabilities
Current financial liabilities	94
Current derivative liabilities
Borrowings and financial liabilities
Total financial liabilities	€ 1	€ 13	€ 788